Fathom OpCo Predecessor Period Acquisitions - Summit - Summary of Intangible Assets Acquired in Acquisition (Details) - Summit [Member] $ in Thousands	Feb. 01, 2021 USD ($)
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 5,000
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 400
Estimated Life (Years)	5 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 4,600
Estimated Life (Years)	11 years